Angel Oak Mortgage Trust 2020-5 ABS-15G

Exhibit 99.10

Data Compare - REP-6187
Run Date - 7/22/2020 2:41:21 AM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment	Alternate Loan ID
900017687			AppraisalDate
900017687			Zip